Total
AUER GROWTH FUND
SUMMARY SECTION
Investment Objective
The investment objective of the Auer Growth Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AUER GROWTH FUND AUER GROWTH FUND
Redemption Fee (on short-term redemptions within 7 days of purchase)	1.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AUER GROWTH FUND AUER GROWTH FUND
Management fees	1.50%
Distribution (12b-1) fees	none
Other expenses	0.70%
Acquired Fund Fees and Expenses	0.01%	[1]
Total annual fund operating expenses	2.21%	[1]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AUER GROWTH FUND | AUER GROWTH FUND | USD ($)	224	691	1,185	2,544

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 149% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets and bulletin boards that SBAuer Funds, LLC, the Fund’s adviser (the “Adviser”), believes present the most favorable potential for capital appreciation. In selecting stocks for the Fund’s portfolio, the Adviser reviews public companies’ financial statements to determine those companies that report substantial sales and earnings growth over the prior twelve months, plus a relatively low price to earnings ratio. After identifying these stocks, the Adviser focuses its review on secondary criteria including, but not limited to, earnings per share growth, earnings outlook, competitive position, and the balance sheet of each individual company. The Adviser typically purchases common stocks of companies that have a relatively low price to earnings ratio, as determined by the Adviser.

On an ongoing, daily basis, the Adviser monitors any new publicly available financial statements of the Fund’s portfolio companies and upgrades the portfolio by moving assets into those stocks deemed by the Adviser to have the highest potential for growth at the time of analysis. This upgrading process is designed to invest the Fund’s assets in stocks that demonstrate superior growth characteristics relative to their peers, as determined by the Adviser using its proprietary screening process.

In addition to common stocks, the Fund may invest in other equity securities, including equity real estate investment trusts (REITs), publicly-traded master limited partnerships and royalty trusts. The Fund may invest directly in foreign equity securities traded on U.S. exchanges, markets, and bulletin boards, or through American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) traded on U.S. stock exchanges.

The Adviser uses a multi-cap strategy that can invest in issuers of any market capitalization. This multi-cap strategy, coupled with the Fund’s focus on growth opportunities, means that the Fund will at times be heavily weighted towards small- and micro-cap companies. Small-cap companies typically have market capitalizations of less than $2 billion, while micro-cap companies typically have market capitalizations of less than $750 million.

The Fund’s composition is determined by the Adviser’s proprietary quantitative screening process, which seeks the most attractive growth opportunities regardless of market sector. This may cause the Fund to be overweighted in certain market sectors in comparison to the Fund’s benchmark, the S&P 500 Index, and other more broadly diversified mutual funds. The sectors in which the Fund may be overweighted are expected to vary at different points in the economic cycle. The Fund will invest in securities that meet the Fund’s investment criteria without regard to whether they are considered to be growth or value stocks.

Although the Fund aims to be fully invested, a portion of the Fund’s portfolio may be allocated to cash, money market funds or short-term debt instruments. By keeping some cash or cash equivalents, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may have difficulty meeting its investment objective if holding a significant cash position.

The Adviser engages in active trading of the Fund’s portfolio securities due to its investment strategy and, as a result, the Fund experiences a high portfolio turnover rate.

Principal Risks
Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Annual Total Return (years ended December 31st) Year-by-Year Total Return as of December 31st

Best/Worst quarterly results during this time period were: Best Quarter: 2nd Quarter, 2020, 22.20% Worst Quarter: 1st Quarter, 2020, (34.91)%
Average Annual Total Returns (as of December 31, 2022)
Average Annual Total Returns - AUER GROWTH FUND		Label	1 Year	5 Years	10 Years
AUER GROWTH FUND		Before Taxes	9.97%	8.31%	8.65%
AUER GROWTH FUND | After Taxes on Distributions			7.78%	7.87%	8.43%
AUER GROWTH FUND | After Taxes on Distributions and Sales			6.22%	6.40%	7.01%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	[1]		(18.11%)	9.42%	12.56%
[1]	The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if taxes and fees were deducted, the actual returns of the Indices would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 711-AUER (2837), a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at https://sbauerfunds.com.